Convertible Notes Payable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Convertible Notes Payable, Net [Abstract]
Schedule of Convertible Notes Payable

The Company’s convertible notes payable consisted of the following:

	September 30,	September 30,
	2024	2023
June 2024 Note	$312,500	$-
Additional June 2024 Notes	62,500	-
August 2024 Note	515,000	-
September 2024 Note	125,000	-
	1,015,000	-
Less: debt issuance costs	(380,991)	-
Convertible notes payable, net	$634,009	$-